Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TEMPLETON INCOME TRUST
Templeton Income Trust-25 | Templeton Emerging Markets Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Current income with capital appreciation as a secondary goal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 161 in the Fund's Prospectus and under “Buying and Selling Shares” on page 82 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – "Intermediary Sales Charge Discounts and Waivers" to the Fund’s prospectus. Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 56.59% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.59%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets in a non-diversified portfolio of bonds issued by governments or government-related entities that are located in “emerging market countries,” as well as bonds issued by “emerging market corporate entities.” For purposes of the Fund’s 80% policy, bonds issued by entities located in emerging markets countries include derivative instruments and other investments that have economic characteristics similar to such securities. “Bonds” include debt obligations of any maturity, and the average maturity of debt obligations in the Fund’s portfolio will fluctuate depending on the investment manager’s outlook on changing market, economic, and political conditions. The Fund may buy bonds rated in any category or that are unrated, including securities that are rated below investment grade (commonly referred to as "junk bonds") and securities in default, and such bonds may have fixed or floating interest rates. Bonds may be denominated and issued in the local currency or in another currency. The Fund may also invest in inflation-indexed securities and securities that are linked to or derive their value from another security, asset or currency of any nation. “Emerging market countries” include those countries considered to be developing or emerging by the International Monetary Fund, the World Bank, the United Nations, or the countries’ authorities, countries included in the JPMorgan Emerging Markets Bond Index - Global (EMBIG) or JPMorgan Government Bond Index - Emerging Markets Broad (GBI-EM Broad) fixed income indexes, or countries with a stock market capitalization of less than 3% of the MSCI World Index. Emerging market countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa. “Emerging market corporate entities” are entities that are incorporated or have a majority of their business activities in “emerging market countries” or that are included in the JPMorgan Corporate Emerging Markets Bond Index. As used in this prospectus, the term “business activities” includes various financial metrics, including total revenue from either goods or services produced in emerging market countries, sales made in emerging market countries, assets or employees that are located in emerging market countries, and/or profitability derived from activities or operations in emerging market countries. The Fund is a "non-diversified" fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. For purposes of pursuing its investment goals, the Fund regularly enters into various currency related transactions involving derivative instruments, principally currency and cross currency forwards, but it may also use currency and currency index futures contracts and currency options. The Fund maintains extensive positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which could expose a large amount of the Fund’s assets to obligations under these instruments. The results of such transactions may represent, from time to time, a large component of the Fund’s investment returns. The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies. The Fund also may enter into various other transactions involving derivatives from time to time, including interest rate/bond futures contracts (including those on government securities) and swap agreements (which may include credit default swaps, currency swaps and interest rate swaps). The use of these derivative transactions may allow the Fund to obtain net long or net short exposures to selected interest rates, countries, duration or credit risks, or may be used for hedging purposes. When choosing investments for the Fund, the investment manager allocates the Fund's assets based upon its assessment of changing market, political and economic conditions. It considers various factors, including evaluation of interest rates, currency exchange rate changes and credit risks. The Fund may, at times, maintain a large position in cash and cash equivalents (including money market funds).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries. Currency Management Strategies Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns. Sovereign Debt Securities Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign investments generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors have in the past been able to restructure their debt payments without the approval of some or all debt holders or to declare moratoria on payments. In the event of a default on sovereign debt, the Fund may also have limited legal recourse against the defaulting government entity. Regional Adverse conditions in a certain region or country can adversely affect securities of issuers in other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, the Fund will generally have more exposure to the specific regional or country economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund's assets are invested, the Fund may experience substantial illiquidity or reduction in the value of the Fund's investments. Emerging Market Countries The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation. Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise. The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance. Liquidity From time to time, the trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and will also generally lower the value of a security or other investments. Market prices for such securities or other investments may be volatile. Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes. Variable rate securities generally will not increase in market value if interest rates decline. Conversely, the market value may not decline when prevailing interest rates rise. Fixed rate debt securities generally are more sensitive to interest rate changes than variable rate securities. Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. High-Yield Debt Securities Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value. Income The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds, or when the Fund realizes a loss upon the sale of a debt security. Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, interest rate or index, and such instruments often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. The successful use of derivatives will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not achieve the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivative instruments at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that an instrument, which usually would operate as a hedge, provides no hedging benefits at all. Inflation-Indexed Securities Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security decreases when real interest rates increase, and increases when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable. Non-Diversification Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund’s shares. Cash Position To the extent that the Fund holds a large position in cash/cash equivalents (including money market funds) the Fund may lose opportunities to participate in market appreciation and may have lower returns than if the Fund made other investments. In such circumstances, the Fund may not achieve its investment goal. LIBOR Transition The Fund invests in financial instruments that may have floating or variable rate calculations for payment obligations or financing terms based on the London Interbank Offered Rate (LIBOR), which is the benchmark interest rate at which major global banks lend to one another in the international interbank market for short-term loans. It is currently anticipated that LIBOR will be discontinued by the end of 2021 and will cease to be published after that time (although there are initiatives to delay the discontinuation beyond 2021 for certain LIBOR rates). The impact of the discontinuation of LIBOR and the transition to an alternative rate on the Fund’s portfolio remains uncertain. There can be no guarantee that financial instruments that transition to an alternative reference rate will retain the same value or liquidity as they would otherwise have had. Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund’s shares
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236. Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) DIAL BEN/342-5236
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	franklintempleton.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(figures reflect sales charges) For the periods ended December 31, 2020
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The figures in the average annual total returns table above reflect the Class A maximum front-end sales charge of 3.75%. Prior to March 1, 2019, Class A shares were subject to a maximum front-end sales charge of 4.25%. If the prior maximum front-end sales charge of 4.25% was reflected, performance for Class A in the average annual total returns table would be lower. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.
Templeton Income Trust-25 | Templeton Emerging Markets Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.85%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other expenses	rr_OtherExpensesOverAssets	0.94%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.09%	[4]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.90%)	[5],[6]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.19%	[4],[5],[6]
1 year	rr_ExpenseExampleYear01	$ 492
3 years	rr_ExpenseExampleYear03	922
5 years	rr_ExpenseExampleYear05	1,377
10 years	rr_ExpenseExampleYear10	$ 2,636
2014	rr_AnnualReturn2014	(2.70%)
2015	rr_AnnualReturn2015	(3.30%)
2016	rr_AnnualReturn2016	10.41%
2017	rr_AnnualReturn2017	10.21%
2018	rr_AnnualReturn2018	(3.30%)
2019	rr_AnnualReturn2019	1.33%
2020	rr_AnnualReturn2020	(6.80%)
Year to Date Return, Label	rr_YearToDateReturnLabel	As of March 31, 2021, the Fund's year-to-date return was -3.07%.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.05%)
Templeton Income Trust-25 | Templeton Emerging Markets Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.85%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other expenses	rr_OtherExpensesOverAssets	0.94%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.49%	[4]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.90%)	[5],[6]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.59%	[4],[5],[6]
1 year	rr_ExpenseExampleYear01	$ 262
3 years	rr_ExpenseExampleYear03	690
5 years	rr_ExpenseExampleYear05	1,245
10 years	rr_ExpenseExampleYear10	2,758
1 Year	rr_ExpenseExampleNoRedemptionYear01	162
3 Years	rr_ExpenseExampleNoRedemptionYear03	690
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,245
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,758
Templeton Income Trust-25 | Templeton Emerging Markets Bond Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[3]
Other expenses	rr_OtherExpensesOverAssets	0.94%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.34%	[4]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.90%)	[5],[6]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.44%	[4],[5],[6]
1 year	rr_ExpenseExampleYear01	$ 147
3 years	rr_ExpenseExampleYear03	644
5 years	rr_ExpenseExampleYear05	1,169
10 years	rr_ExpenseExampleYear10	$ 2,607
Templeton Income Trust-25 | Templeton Emerging Markets Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.08%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.98%	[4]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.15%)	[5],[6]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.83%	[4],[5],[6]
1 year	rr_ExpenseExampleYear01	$ 85
3 years	rr_ExpenseExampleYear03	510
5 years	rr_ExpenseExampleYear05	961
10 years	rr_ExpenseExampleYear10	$ 2,213
Templeton Income Trust-25 | Templeton Emerging Markets Bond Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.94%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.84%	[4]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.90%)	[5],[6]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.94%	[4],[5],[6]
1 year	rr_ExpenseExampleYear01	$ 96
3 years	rr_ExpenseExampleYear03	491
5 years	rr_ExpenseExampleYear05	912
10 years	rr_ExpenseExampleYear10	$ 2,085
Templeton Income Trust-25 | Templeton Emerging Markets Bond Fund | Return Before Taxes | Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(10.28%)
Past 5 years	rr_AverageAnnualReturnYear05	1.36%
Since Inception	rr_AverageAnnualReturnSinceInception	0.06%
Templeton Income Trust-25 | Templeton Emerging Markets Bond Fund | Return Before Taxes | Class C
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	(8.08%)
Past 5 years	rr_AverageAnnualReturnYear05	1.69%
Since Inception	rr_AverageAnnualReturnSinceInception	0.12%
Templeton Income Trust-25 | Templeton Emerging Markets Bond Fund | Return Before Taxes | Class R
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	(6.81%)
Past 5 years	rr_AverageAnnualReturnYear05	2.06%
Since Inception	rr_AverageAnnualReturnSinceInception	0.38%
Templeton Income Trust-25 | Templeton Emerging Markets Bond Fund | Return Before Taxes | Class R6
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	(6.47%)
Past 5 years	rr_AverageAnnualReturnYear05	2.45%
Since Inception	rr_AverageAnnualReturnSinceInception	0.84%
Templeton Income Trust-25 | Templeton Emerging Markets Bond Fund | Return Before Taxes | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	(6.46%)
Past 5 years	rr_AverageAnnualReturnYear05	2.37%
Since Inception	rr_AverageAnnualReturnSinceInception	0.79%
Templeton Income Trust-25 | Templeton Emerging Markets Bond Fund | After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(10.34%)
Past 5 years	rr_AverageAnnualReturnYear05	(0.36%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.76%)
Templeton Income Trust-25 | Templeton Emerging Markets Bond Fund | After Taxes on Distributions and Sales | Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	(6.09%)
Past 5 years	rr_AverageAnnualReturnYear05	0.39%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.69%)
Templeton Income Trust-25 | Templeton Emerging Markets Bond Fund | JP Morgan EMBI Global Index (index reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	5.88%
Past 5 years	rr_AverageAnnualReturnYear05	6.84%
Since Inception	rr_AverageAnnualReturnSinceInception	4.64%

[1]

1. There is a 1% contingent deferred sales charge (CDSC) that applies to investments of $500,000 or more (see“Investments of $500,000 or More” under “Choosing a Share Class”) and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

[2]

1. Management fees of the Fund have been restated to reflect current fiscal year fees as a result of a decrease in the Fund's contractual management fee rate effective on June 1, 2020. If the management fees were not restated to reflect such decrease in fees, the amounts shown above would be greater. Consequently, the Fund’s total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

[3]	2. Class A and Class R distribution and service (12b-1) fees have been restated to reflect the maximum annual rate approved by the board of trustees.
[4]

3. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

[5]

4. The investment manager have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 0.89% until April 30, 2022. The investment manager also has contractually agreed in advance to reduce its fees as a result of the Fund's investment in Franklin Templeton affiliated funds (acquired fund) for at least one year following the date of this prospectus. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on Fund’s fees and expenses (which would result in lower fees for shareholders).

[6]

5. The transfer agent has contractually agreed to cap the transfer agent fee for Class R6 of the Fund so that transfer agent fees for the class do not exceed 0.03% until April 30, 2022. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on Fund’s fees and expenses (which would result in lower fees for shareholders).